UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05120

Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal Value Fund, Inc. (NUV)
	January 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.7%

	MUNICIPAL BONDS – 98.5%

	Alaska – 0.6%
$ 5,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	$ 5,087,600
	12/01/30 – NPFG Insured
5,405	CivicVentures, Alaska, Revenue Bonds, Anchorage Convention Center Series 2006, 5.000%,	9/15 at 100.00	AA–	5,543,098
	9/01/34 – NPFG Insured
2,710	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	B2	2,429,623
	Series 2006A, 5.000%, 6/01/32
13,115	Total Alaska			13,060,321
	Arizona – 1.0%
2,630	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series	No Opt. Call	AA	2,673,001
	2012A, 4.000%, 7/01/15
2,500	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Civic Plaza	No Opt. Call	AA	2,547,375
	Expansion Project, Subordinate Series 2005A, 5.000%, 7/01/35 – FGIC Insured
2,500	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,789,275
	2008A, 5.000%, 7/01/38
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	2,517,243
	2008, 7.000%, 12/01/27
5,600	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	6,783,784
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
4,240	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA	4,711,064
	Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured
20,045	Total Arizona			22,021,742
	Arkansas – 0.1%
1,150	Benton Washington Regional Public Water Authority, Arkansas, Water Revenue Bonds, Refunding &	10/17 at 100.00	A– (4)	1,274,890
	Improvement Series 2007, 4.750%, 10/01/33 (Pre-refunded 10/01/17) – SYNCORA GTY Insured
	California – 13.7%
4,615	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	3,702,707
	Project, Series 1997C, 0.000%, 9/01/23 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	5,829,900
	2013S-4, 5.000%, 4/01/38
5,195	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Gold	6/15 at 35.54	CCC	1,513,563
	Country Settlement Funding Corporation, Series 2006, 0.000%, 6/01/33
3,275	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B2	3,252,075
	Angeles County Securitization Corporation, Series 2006A, 5.450%, 6/01/28
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37 – BHAC Insured	4/16 at 100.00	AA+	5,246,750
6,000	5.000%, 4/01/37 (UB) (5)	4/16 at 100.00	A+	6,244,560
3,850	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	4,563,752
	Series 2013A, 5.000%, 7/01/33
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,640,815
	2010A, 5.750%, 7/01/40
2,130	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	2,280,591
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
1,625	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A1	1,900,746
	2013I, 5.000%, 11/01/38
4,400	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/30	2/17 at 100.00	Aa3	4,697,352
2,235	California State, General Obligation Bonds, Series 2003, 5.000%, 2/01/33	8/15 at 100.00	Aa3	2,243,337
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	Aa3	17,419,520
5,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Aa3	5,750,100
1,340	California Statewide Community Development Authority, Certificates of Participation, Internext	4/15 at 100.00	BBB+	1,345,749
	Group, Series 1999, 5.375%, 4/01/17
3,125	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	3,811,625
	Project, Series 2009, 6.750%, 2/01/38
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	4,112,640
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	5,597,900
	2006C, 5.000%, 8/01/32 – AGM Insured
4,505	Covina-Valley Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA–	2,668,672
	Bonds, Series 2003B, 0.000%, 6/01/28 – FGIC Insured
16,045	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 42.63	AA	6,403,399
	Election 2004 Series 2007C, 0.000%, 8/01/33 – AGM Insured
2,180	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/31 at 100.00	BBB–	1,707,529
	Refunding Series 2013A, 0.000%, 1/15/42
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	27,211,200
	1995A, 0.000%, 1/01/22 (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
11,830	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	A1	12,022,238
15,000	5.000%, 6/01/45	6/15 at 100.00	A1	15,232,500
13,065	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A1	13,267,508
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
23,995	4.500%, 6/01/27	6/17 at 100.00	B	23,592,360
13,985	5.000%, 6/01/33	6/17 at 100.00	B	12,179,956
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,220,940
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AA (4)	4,918,950
	2008B, 5.125%, 8/01/37 (Pre-refunded 8/01/16) – AGC Insured
	Merced Union High School District, Merced County, California, General Obligation Bonds,
	Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	2,000,573
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA–	1,948,136
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	1,531,030
	Series 2004, 0.000%, 8/01/27 – FGIC Insured
4,405	Moreland School District, Santa Clara County, California, General Obligation Bonds, Series	No Opt. Call	AA+	1,645,047
	2004D, 0.000%, 8/01/32 – FGIC Insured
	Mount San Antonio Community College District, Los Angeles County, California, General
	Obligation Bonds, Election of 2008, Series 2013A:
2,200	0.000%, 8/01/28	2/28 at 100.00	AA	1,849,034
2,315	0.000%, 8/01/43	8/35 at 100.00	AA	1,672,402
3,550	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	5,064,146
	2009C, 6.500%, 11/01/39
	Napa Valley Community College District, Napa and Sonoma Counties, California, General
	Obligation Bonds, Election 2002 Series 2007C:
7,200	0.000%, 8/01/29 – NPFG Insured	8/17 at 54.45	Aa2	3,686,472
11,575	0.000%, 8/01/31 – NPFG Insured	8/17 at 49.07	Aa2	5,265,005
2,620	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	1,303,188
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	2,629,180
	6.750%, 11/01/39
10,150	Placer Union High School District, Placer County, California, General Obligation Bonds, Series	No Opt. Call	AA	5,007,706
	2004C, 0.000%, 8/01/33 – AGM Insured
2,355	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation,	7/15 at 102.00	A3	2,428,382
	Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured
4,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	4,142,760
	Center, Series 2007A, 5.000%, 7/01/47
15,505	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor,	8/17 at 100.00	AA–	16,087,831
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds,
	Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA	2,032,679
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA	2,021,121
250	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB+	308,020
	Mission Bay South Redevelopment Project, Series 2011D, 7.000%, 8/01/41
12,040	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA–	8,259,922
	Bonds, Refunding Series 1997A, 0.000%, 1/15/25 – NPFG Insured
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A2	5,394,850
	(Alternative Minimum Tax)
13,220	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	8,874,586
	2006A, 0.000%, 9/01/28 – NPFG Insured
5,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AA+	4,004,900
	Election of 2000, Series 2002B, 0.000%, 9/01/24 – FGIC Insured
2,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	1,920,500
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
1,300	University of California, General Revenue Bonds, Refunding Series 2009O, 5.250%, 5/15/39	5/19 at 100.00	AA	1,505,608
336,020	Total California			293,162,012
	Colorado – 4.9%
5,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	5,092,400
	SYNCORA GTY Insured
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A+	5,168,700
	Series 2006A, 4.500%, 9/01/38
7,105	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	8,210,680
	Series 2013A, 5.250%, 1/01/45
1,700	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	1,890,468
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
15,925	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	17,890,145
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
750	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2006B,	12/16 at 100.00	Baa2	777,833
	5.000%, 12/01/23 – RAAI Insured
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/22 at 100.00	Aa2	2,300,400
	Revenue Bonds, Series 2012A, 5.000%, 3/01/41
2,200	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/29	11/22 at 100.00	A+	2,635,314
5,160	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	5,952,112
	5.000%, 11/15/43
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
24,200	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	13,666,224
17,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	9,147,870
7,600	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%,	9/26 at 52.09	AA–	2,414,216
	9/01/39 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
7,700	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	AA–	4,308,920
10,075	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	3,326,060
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	N/R	5,058,750
	5.350%, 12/01/37 – RAAI Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C,	6/16 at 100.00	N/R (4)	7,514,710
	5.700%, 6/15/21 (Pre-refunded 6/15/16) – AMBAC Insured
5,000	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds, Refunding	11/21 at 100.00	Baa1	5,987,000
	Series 2011, 6.000%, 11/01/26
3,750	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	4,306,388
	Activity Bonds, Series 2010, 6.000%, 1/15/41
132,165	Total Colorado			105,648,190
	Connecticut – 1.0%
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	1,656,900
	Series 2011A, 5.000%, 7/01/41
15,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	15,900,600
	Series 2007Z-1, 5.000%, 7/01/42
7,872	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	1,070,563
	2013A, 6.050%, 7/01/31 (6)
3,000	University of Connecticut, General Obligation Bonds, Refunding Series 2014A, 4.000%, 2/15/16	No Opt. Call	AA	3,120,270
27,372	Total Connecticut			21,748,333
	District of Columbia – 0.5%
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	10,224,000
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 6.2%
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	3,476,760
	AGM Insured
2,275	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series	No Opt. Call	A2 (4)	2,284,578
	2007A, 5.000%, 3/01/15 – NPFG Insured (ETM)
4,725	Florida Department of Transportation, State Infrastructure Bank Revenue Bonds, Series 2005A,	No Opt. Call	AA+	4,821,248
	5.000%, 7/01/15
5,090	Florida State Board of Education, Lottery Revenue Bonds, Series 2010C, 5.000%, 7/01/15	No Opt. Call	AAA	5,194,549
10,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%,	6/15 at 101.00	AAA	10,227,000
	6/01/35 (UB)
2,845	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Refunding	No Opt. Call	Aa3	3,263,983
	Series 2009C, 5.000%, 10/01/34
2,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	2,792,438
	General Hospital, Series 2006, 5.250%, 10/01/41
3,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	AA	3,023,520
4,555	Lee County, Florida, Transportation Facilities Revenue Bonds, Sanibel Bridges & Causeway	10/15 at 100.00	AA (4)	4,702,764
	Project, Series 2005B, 5.000%, 10/01/30 (Pre-refunded 10/01/15) – CIFG Insured
5,000	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	BBB+ (4)	5,576,000
	Series 2007, 5.000%, 10/01/34 (Pre-refunded 10/01/17)
4,090	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	7/20 at 100.00	A–	4,637,078
	5.000%, 7/01/40
9,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/21 at 100.00	A	11,053,535
	Hospital, Series 2010A, 6.000%, 8/01/46
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005B,	10/15 at 100.00	A	3,094,110
	5.000%, 10/01/18 – SYNCORA GTY Insured (Alternative Minimum Tax)
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	2,353,700
	Series 2014B, 5.000%, 10/01/37
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	4,548,080
	5.000%, 10/01/29
9,340	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	AA	10,811,424
	10/01/39 – AGM Insured
2,900	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	AA–	3,085,658
	SYNCORA GTY Insured
3,250	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	11/22 at 100.00	BBB+	3,538,048
	Series 2013A, 5.000%, 11/01/43
9,250	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	9,998,048
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
8,175	Saint John’s County, Florida, Sales Tax Revenue Bonds, Series 2006, 5.000%, 10/01/36 –	10/16 at 100.00	AA+	8,712,425
	BHAC Insured
2,500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	2,673,025
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System
	Obligation Group, Series 2007:
3,035	5.000%, 8/15/19	8/17 at 100.00	AA	3,364,419
14,730	5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	15,785,552
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,829,980
	5.000%, 11/15/33
122,210	Total Florida			132,847,922
	Georgia – 0.0%
1,105	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33	3/15 at 100.00	Aa2 (4)	1,109,265
	(Pre-refunded 3/13/15) – NPFG Insured
	Guam – 0.0%
330	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	397,112
	(Alternative Minimum Tax)
	Hawaii – 0.2%
3,625	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2009A, 5.250%, 4/01/32	No Opt. Call	Aa1	4,190,718
	Illinois – 14.6%
5,125	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	4/16 at 100.00	AA–	5,357,778
	Revenue Bonds, Series 2006A, 5.000%, 4/01/36 – NPFG Insured
17,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	11,868,525
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
7,195	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	3,359,561
	Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured
1,500	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Series 2011A,	1/22 at 100.00	AA+	1,672,275
	5.000%, 1/01/36
2,280	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	7/15 at 100.00	AA	2,284,332
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A:
2,585	4.750%, 1/01/30 – AGM Insured	1/16 at 100.00	AA	2,614,857
5,000	4.625%, 1/01/31 – AGM Insured	1/16 at 100.00	AA	5,050,350
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	7/15 at 100.00	AA–	285,881
7,750	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	7/15 at 100.00	AA	7,775,033
	Chicago, Illinois, General Obligation Bonds, Series 2005A:
6,850	5.000%, 1/01/16 – AGM Insured	7/15 at 100.00	AA	6,877,195
3,500	5.000%, 1/01/17 – AGM Insured	7/15 at 100.00	AA	3,513,860
3,320	Cook and DuPage Counties Combined School District 113A Lemont, Illinois, General Obligation	No Opt. Call	AA–	2,670,907
	Bonds, Series 2002, 0.000%, 12/01/20 – FGIC Insured
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AA	3,225,451
	Series 2004, 5.000%, 12/01/19 – AGM Insured
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	10,049,961
3,260	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	3,565,886
	Corporation Project, Series 2010, 6.500%, 10/15/40
5,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2012, 5.000%, 11/15/37	No Opt. Call	AAA	5,761,250
28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	25,731,540
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – AGM Insured
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	A2	1,654,164
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – AGM Insured
1,875	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	2,183,100
3,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	3,445,740
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	AA+	6,095,896
	Trust 1137, 9.446%, 7/01/15 (IF)
4,845	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	5,757,071
	6.000%, 5/15/39
4,800	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	6,073,680
4,260	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (4)	4,765,662
	8/01/37 (Pre-refunded 8/01/17)
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,893,825
	2011C, 5.500%, 8/15/41
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	3,339,990
	5.000%, 10/01/51
4,475	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	4,970,606
	Centers, Series 2008A, 5.500%, 8/15/30
1,750	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	N/R (4)	1,924,913
	7.000%, 2/15/18 (ETM)
3,750	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.500%, 6/15/30 –	6/15 at 101.00	A	3,854,513
	AMBAC Insured
1,540	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.500%, 6/15/30	6/15 at 101.00	N/R (4)	1,586,061
	(Pre-refunded 6/15/15) – AMBAC Insured
655	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	736,692
5,590	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	6,445,102
	5.000%, 1/01/38
5,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	CC	3,429,050
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993A:
12,320	0.010%, 6/15/17 – FGIC Insured	No Opt. Call	AA–	11,962,597
9,270	0.010%, 6/15/18 – FGIC Insured	No Opt. Call	AAA	8,818,644
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 – NPFG Insured	No Opt. Call	AAA	6,896,998
3,635	0.000%, 6/15/21 – NPFG Insured	No Opt. Call	AAA	3,092,185
5,190	0.000%, 6/15/28 – NPFG Insured	No Opt. Call	AAA	3,155,935
11,670	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	6,769,067
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	10,543,400
4,950	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	AAA	2,419,511
21,375	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	AAA	9,562,534
21,000	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	8,719,830
21,970	0.000%, 6/15/36 – NPFG Insured	No Opt. Call	AAA	8,858,084
10,375	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	4,095,220
25,825	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	8,992,782
16,800	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	14,091,840
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	5.500%, 6/15/20 – NPFG Insured	6/17 at 101.00	AAA	4,171,602
5,715	5.550%, 6/15/21 – NPFG Insured	6/17 at 101.00	AAA	6,286,386
6,095	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	8,654,108
	Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/32 – NPFG Insured
1,160	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 4,	3/17 at 100.00	AA	1,187,457
	Series 2007, 4.700%, 3/01/33 – AGC Insured
5,020	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA	3,874,888
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/23 – AGM Insured
3,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 –	3/17 at 100.00	AA–	3,265,230
	NPFG Insured
4,900	Springfield, Illinois, Electric Revenue Bonds, Series 2006, 5.000%, 3/01/26 – NPFG Insured	3/16 at 100.00	AA–	5,113,640
615	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	729,839
	6.000%, 10/01/42
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	A3	1,449,488
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	A3 (4)	702,900
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured (ETM)
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation
	Bonds, Capital Appreciation Series 2004:
3,680	0.000%, 11/01/16 – FGIC Insured	No Opt. Call	AA–	3,604,192
3,330	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	AA–	2,722,142
2,945	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002,	No Opt. Call	AA	2,932,160
	0.000%, 11/01/15 – AGM Insured
389,025	Total Illinois			313,493,366
	Indiana – 2.5%
300	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007,	10/17 at 100.00	BB+	303,546
	5.000%, 10/01/24
2,525	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	2,839,565
	2012A, 5.000%, 5/01/42
1,640	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	1,799,195
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
3,000	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2006A, 5.000%, 2/01/16	No Opt. Call	AAA	3,147,450
4,000	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	4,372,400
	Series 2014, 5.000%, 9/01/46 (Alternative Minimum Tax)
2,250	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3	2,455,313
	Francis Health Services Inc, Series 2006E, 5.250%, 5/15/41 – AGM Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	2,122,860
	Indiana, Series 2007, 5.500%, 3/01/37
8,235	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	8,771,757
	NPFG Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AA	11,277,000
2,400	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	1,853,952
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	10,418,349
3,460	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	7/20 at 100.00	N/R	3,908,381
	Project, Series 2010, 6.750%, 1/15/32
56,905	Total Indiana			53,269,768
	Iowa – 1.2%
14,500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	BB–	15,448,735
	Project, Series 2013, 5.500%, 12/01/22
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
175	5.375%, 6/01/38	6/15 at 100.00	B+	156,312
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	6,374,410
4,965	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	4,747,285
	5.600%, 6/01/34
26,640	Total Iowa			26,726,742
	Kansas – 0.2%
6,950	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	4,997,676
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 0.3%
790	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	7/15 at 100.00	AA–	792,038
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – NPFG Insured
1,750	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,915,410
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
6,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	7/31 at 100.00	Baa3	4,490,520
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/39
8,540	Total Kentucky			7,197,968
	Louisiana – 2.0%
2,940	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds,	No Opt. Call	A1	3,004,709
	Refunding Series 2014, 5.000%, 7/15/15
12,000	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BBB+	13,808,400
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
2,310	Louisiana Local Government Environmental Facilities and Community Development Authority,	8/20 at 100.00	BBB+	2,780,963
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
5,450	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/20 at 100.00	BBB+	6,624,148
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,229,001
	Lady Health System, Series 2005A, 5.250%, 8/15/32
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
3,620	5.250%, 5/15/38	5/17 at 100.00	Baa1	3,821,562
1,900	5.375%, 5/15/43	5/17 at 100.00	Baa1	2,007,141
5,000	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and	9/16 at 100.00	AA– (4)	5,389,450
	Technology, Series 2006, 5.250%, 3/01/37 (Pre-refunded 9/01/16) – NPFG Insured
38,370	Total Louisiana			42,665,374
	Maine – 0.1%
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,215,228
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.7%
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,300	5.250%, 9/01/17 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	1,378,962
2,150	4.600%, 9/01/30 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	2,191,624
1,545	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	1,584,289
2,500	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba2	2,583,500
	5.875%, 9/01/39
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	1,767,810
	Healthcare, Series 2011A, 6.125%, 1/01/36
5,725	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	3/15 at 100.00	A2 (4)	5,746,812
	Series 2004, 5.500%, 8/15/33 (Pre-refunded 3/02/15)
14,720	Total Maryland			15,252,997
	Massachusetts – 2.1%
5,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	No Opt. Call	AAA	5,666,550
2,100	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A–	2,423,190
	Obligated Group, Series 2013, 5.250%, 11/15/41
1,347	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	7/15 at 100.00	D	78,593
	Services Inc., Series 2012A, 6.000%, 2/15/43 (6), (7)
987	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	7/15 at 17.13	D	57,577
	Services Inc., Series 2012B, 0.000%, 2/15/43 (6), (7)
1,526	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	7/15 at 103.00	D	89,082
	Services Inc., Series 2012C, 0.000%, 2/15/43 (6), (7)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	545,670
	Series 2008E-1 &2, 5.125%, 7/01/38
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	No Opt. Call	AAA	3,066,840
	Series 2005C, 5.000%, 7/15/35
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,639,986
	University Issue, Series 2009A, 5.750%, 7/01/39
11,715	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	12,603,700
9,110	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	10,671,727
	2013A, 5.000%, 5/15/43
980	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	No Opt. Call	AA–	676,073
	1997A, 0.000%, 1/01/29 – NPFG Insured
320	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	2/15 at 100.00	Aaa	321,405
	5.500%, 8/01/30
5,005	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AA+ (4)	5,357,152
	8/01/41 (Pre-refunded 8/01/16)
43,890	Total Massachusetts			44,197,545
	Michigan – 4.5%
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds,
	Refunding Series 2013:
2,130	6.000%, 10/01/33	10/23 at 100.00	N/R	1,809,605
2,520	6.000%, 10/01/43	10/23 at 100.00	N/R	2,084,368
9,395	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/15 at 100.00	B–	9,106,949
	5.500%, 5/01/21
1,415	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,559,981
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,700	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	4,064,561
	4.500%, 11/01/23
273	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/16	10/15 at 100.00	A3	273,447
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
11,160	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	11,257,092
3,110	4.500%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	3,111,213
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	3,614,100
	7/01/29 – FGIC Insured
3,395	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	3,727,914
	7/01/36 – BHAC Insured
7,525	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001C-2, 5.250%, 7/01/29 –	7/18 at 100.00	AA+	8,229,265
	FGIC Insured
1,775	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	7/15 at 100.00	AA–	1,781,195
	7/01/34 – NPFG Insured
2,955	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA	3,043,946
	5.000%, 7/01/33 – AGM Insured
670	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	7/15 at 100.00	A3	672,338
	7/01/34 – NPFG Insured
2,200	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2005B, 4.750%,	No Opt. Call	AA+	2,343,352
	7/01/34 – BHAC Insured
	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D:
165	5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	169,943
5,250	4.625%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	5,282,550
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,227,380
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
1,487	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	10/15 at 100.00	A–	1,490,725
	General Obligation Bonds, Series 2014G-2A, 5.375%, 4/01/16
1,950	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/22 at 100.00	BBB+	2,111,792
	Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44
4,600	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	5,176,748
	5.000%, 12/01/39
2,155	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010,	10/20 at 100.00	AAA	2,533,612
	5.000%, 10/01/29
5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa3	5,807,100
	2011-II-A, 5.375%, 10/15/41
8,460	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%,	10/15 at 100.00	Aa3	8,739,265
	10/15/22 – AMBAC Insured
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,453,416
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County
	Airport, Series 2005:
1,465	4.750%, 12/01/18 – AGC Insured (Alternative Minimum Tax)	12/15 at 100.00	AA	1,517,520
2,560	5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)	12/15 at 100.00	AA–	2,640,998
91,465	Total Michigan			95,830,375
	Minnesota – 1.1%
1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/15 at 100.00	A+	1,756,563
	5.000%, 5/01/30
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	7,574,711
	Services, Series 2008A, 6.625%, 11/15/28
8,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2010A, 5.000%, 8/01/15	No Opt. Call	AA+	8,197,360
6,730	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	11/16 at 100.00	A	7,070,202
	HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36
22,855	Total Minnesota			24,598,836
	Missouri – 1.2%
3,465	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	3,951,105
	CoxHealth, Series 2013A, 5.000%, 11/15/48
12,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System,	6/20 at 100.00	AA–	13,540,680
	Series 2010B, 5.000%, 6/01/30
2,600	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 4.500%, 12/15/25 – NPFG Insured	12/16 at 100.00	AA–	2,770,690
5,055	Springfield Public Utilities Board, Missouri, Certificates of Participation, Series 2012,	No Opt. Call	AA	5,259,829
	5.000%, 12/01/15
23,120	Total Missouri			25,522,304
	Nebraska – 0.3%
5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A, 5.500%,	2/18 at 100.00	AA (4)	5,719,900
	2/01/39 (Pre-refunded 2/01/18)
	Nevada – 2.4%
4,000	Clark County School District, Nevada, General Obligation Bonds, Refunding Series 2005A,	6/15 at 101.00	AA–	4,111,040
	5.000%, 6/15/19 – FGIC Insured
10,000	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Series 2013C-1, 2.500%,	No Opt. Call	A	10,099,300
	7/01/15 (Alternative Minimum Tax)
2,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2007A-1, 5.000%,	No Opt. Call	A+	2,159,360
	7/01/26 – AMBAC Insured (Alternative Minimum Tax)
5,075	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	6,048,943
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	AA+	12,022,700
	5.000%, 6/01/34
2,000	Nevada State, General Obligation Bonds, Municipal Bond Bank Projects R9A-R12, Refunding Series	6/15 at 100.00	AA+	2,032,840
	2005F, 5.000%, 12/01/16 – AGM Insured
10,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	10,011,900
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust	7/17 at 100.00	AA+	3,347,800
	2634, 19.208%, 7/01/31 – BHAC Insured (IF) (5)
1,500	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	B1	1,637,310
	Revenue Bonds Series 2008A, 6.750%, 6/15/28
47,075	Total Nevada			51,471,193
	New Hampshire – 0.1%
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	1,718,580
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 2.1%
930	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,044,446
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/15 at 100.00	AA–	2,598,527
	2004A, 5.250%, 7/01/33 – NPFG Insured
3,300	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	3,470,346
	University Hospital, Series 2007, 5.750%, 7/01/37
4,740	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 41.49	A–	1,818,406
	Care System, Refunding Series 2006B, 0.000%, 7/01/34
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
30,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	15,763,200
27,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	12,832,560
205	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	216,632
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
105	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	111,088
105	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	111,088
70	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	74,059
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	1,319,630
6,215	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	4,934,213
	Series 2007-1A, 4.750%, 6/01/34
76,355	Total New Jersey			44,294,195
	New Mexico – 0.1%
1,220	University of New Mexico, Revenue Bonds, Refunding Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,394,972
	New York – 4.8%
10,000	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	N/R	10,232,400
	Kaleida Health, Series 2006, 4.700%, 2/15/35
8,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	8,974,056
	2/15/47 – FGIC Insured
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	2,106,980
	5.000%, 12/01/35
5,160	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%,	5/19 at 100.00	AA+	6,065,580
	5/01/33 – BHAC Insured
12,855	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	14,427,167
	5.000%, 5/01/38
1,510	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB	1,566,187
	College of Aeronautics, Series 2006B, 5.000%, 12/01/31
10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/15 at 100.50	N/R	10,391,700
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
9,850	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	AA–	10,353,434
	Project, Series 2006, 4.750%, 3/01/46 – NPFG Insured
3,525	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	4,063,021
	Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40
3,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	3,567,305
	Bonds, Fiscal Series 2005D, 5.000%, 6/15/37
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	5,441,800
	Series 2007B, 4.750%, 11/01/27
10,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	10,735,900
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,700	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	3,226,257
	Center Project, Series 2011, 5.750%, 11/15/51
9,925	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	11,829,806
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
94,425	Total New York			102,981,593
	North Carolina – 0.4%
3,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,220,320
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
1,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,686,645
	Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37
2,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	2,073,220
	Health System, Series 2007, 4.500%, 10/01/31
2,010	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/20 at 100.00	AA	2,285,330
	Health System, Series 2010A, 5.000%, 6/01/42
8,510	Total North Carolina			9,265,515
	North Dakota – 0.4%
7,820	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	9,574,182
	6.250%, 11/01/31
	Ohio – 3.9%
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	10,709,756
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A1	657,285
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
6,615	5.375%, 6/01/24	6/17 at 100.00	B–	5,857,450
6,075	5.125%, 6/01/24	6/17 at 100.00	B–	5,263,988
12,205	5.875%, 6/01/30	6/17 at 100.00	B–	10,616,519
17,165	5.750%, 6/01/34	6/17 at 100.00	B–	14,539,268
4,020	6.000%, 6/01/42	6/17 at 100.00	B	3,446,426
11,940	5.875%, 6/01/47	6/17 at 100.00	B	10,213,715
16,415	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	14,685,021
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	2,126,620
	2011A, 6.000%, 11/15/41
4,975	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	5,715,429
	2013A-1, 5.000%, 2/15/48
91,140	Total Ohio			83,831,477
	Oklahoma – 0.2%
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,667,204
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
2,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2007,	9/17 at 100.00	BBB–	2,081,640
	5.125%, 9/01/37
3,400	Total Oklahoma			3,748,844
	Oregon – 0.1%
2,860	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	3,016,127
	5.000%, 10/01/32
	Pennsylvania – 0.6%
1,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	No Opt. Call	AA–	1,016,475
	Revenue Bonds, Series 2014A, 0.000%, 12/01/37
2,715	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA–	3,073,353
	Revenue, Series 2011B, 5.000%, 12/01/41
7,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/22 at 100.00	AA–	8,613,600
	Revenue, Series 2013A, 5.000%, 12/01/43
11,465	Total Pennsylvania			12,703,428
	Puerto Rico – 0.4%
76,485	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	BBB	6,100,444
	8/01/54 – AMBAC Insured
21,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BB–	1,551,480
	0.000%, 5/15/50
97,485	Total Puerto Rico			7,651,924
	Rhode Island – 1.3%
6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/15 at 100.00	AA–	6,268,625
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – NPFG Insured
19,335	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/15 at 100.00	BBB– (4)	19,422,974
	Series 2002A, 6.250%, 6/01/42 (Pre-refunded 4/20/15)
2,125	Rhode Island, General Obligation Bonds, Consolidated Capital Development Loan, Refunding	8/15 at 100.00	AA	2,176,871
	Series 2005A, 5.000%, 8/01/17 – AGM Insured
27,710	Total Rhode Island			27,868,470
	South Carolina – 0.9%
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
12,560	0.000%, 1/01/28 – AMBAC Insured	No Opt. Call	AA	8,192,386
9,535	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	AA	5,943,261
2,000	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series	7/15 at 100.00	AA–	2,036,860
	2005C, 4.750%, 1/01/23 – NPFG Insured
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	4,128,760
	5.500%, 12/01/54
27,550	Total South Carolina			20,301,267
	Tennessee – 0.7%
10,300	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital	4/18 at 100.00	A+	11,363,990
	Project, Series 2008, 5.625%, 4/01/38
3,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	3,158,190
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
13,300	Total Tennessee			14,522,180
	Texas – 11.3%
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	2,058,760
	Series 2006B, 5.750%, 1/01/34
5,560	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,984,284
	Series 2008, 5.000%, 2/15/38
2,140	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series	No Opt. Call	AAA	2,197,117
	2012A, 5.000%, 8/15/15
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/15 at 100.00	C	255,500
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (6)
7,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2012D,	No Opt. Call	A+	8,366,700
	5.000%, 11/01/38 (Alternative Minimum Tax)
240	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	261,091
	5.250%, 9/01/44
5,000	El Paso County Hospital District, Texas, General Obligation Bonds, Certificates of Obligation,	8/23 at 100.00	AA–	5,634,100
	Series 2013, 5.000%, 8/15/39
6,005	Friendswood Independent School District, Galveston County, Texas, General Obligation Bonds,	No Opt. Call	AAA	6,628,799
	Schoolhouse Series 2008, 5.000%, 2/15/37
27,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	30,818,195
	Series 2013B, 5.000%, 4/01/53
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	5,395,050
	NPFG Insured
7,295	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 39.79	AA	1,480,083
	Senior Lien Series 2014A, 0.000%, 11/15/50 – AGM Insured
11,900	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	AA–	7,080,738
	0.000%, 11/15/27 – NPFG Insured
14,905	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	AA–	5,752,138
	0.000%, 11/15/33 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
24,755	0.000%, 9/01/29 – AMBAC Insured	No Opt. Call	A2	14,244,520
12,940	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	7,147,280
10,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	5,205,700
5,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB	5,116,950
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
3,750	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds,	No Opt. Call	Aaa	3,726,000
	Refunding Series 1996, 0.000%, 8/15/16
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/22 at 100.00	BBB	2,251,480
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/28 (Alternative Minimum Tax)
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	2,014,215
	2011A, 7.250%, 4/01/36
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation
	Series 2008I:
30,000	6.200%, 1/01/42 – AGC Insured	1/25 at 100.00	AA	38,551,796
5,220	6.500%, 1/01/43	1/25 at 100.00	A2	6,756,507
6,320	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA+	7,150,258
	5.750%, 1/01/40 – BHAC Insured
15,450	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	7,022,334
	0.000%, 1/01/36 – AGC Insured
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/15 at 100.00	C	95,000
	Company, Series 2003A, 5.800%, 7/01/22 (6)
3,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 (Pre-refunded	5/15 at 100.00	AA+ (4)	3,040,770
	5/15/15) – NPFG Insured
11,585	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA	13,156,158
	Texas Health Resources Trust 1201, 9.291%, 2/15/30 (IF)
4,810	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	Aa3	5,625,584
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
3,970	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	1/19 at 100.00	AA	4,605,994
	Christus Health, Refunding Series 2008A, 6.500%, 7/01/37 – AGC Insured
1,030	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	1/19 at 100.00	AA (4)	1,246,980
	Christus Health, Refunding Series 2008A, 6.500%, 7/01/37 (Pre-refunded 1/01/19) – AGC Insured
6,435	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	No Opt. Call	AA	6,998,449
	Health Resources, Series 2007A, 5.000%, 2/15/20
10,400	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	11,616,904
	2012, 5.000%, 12/15/32
2,250	Texas State University System, Financing Revenue Bonds, Refunding Series 2006, 5.000%,	No Opt. Call	AA	2,364,345
	3/15/27 – AGM Insured
7,180	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	8,106,507
	Refunding Series 2012A, 5.000%, 8/15/41
5,500	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	3,998,500
	2002A, 0.000%, 8/15/25 – AMBAC Insured
275,340	Total Texas			241,954,786
	Utah – 0.2%
3,260	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 –	6/15 at 100.00	N/R	3,281,940
	RAAI Insured
	Virginia – 3.4%
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,566,015
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/28 at 100.00	BBB+	10,982,500
	Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
15,895	5.125%, 7/01/49	No Opt. Call	BBB–	17,385,472
9,620	5.000%, 7/01/52	No Opt. Call	BBB–	10,387,291
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
975	0.000%, 7/01/36	No Opt. Call	BBB–	372,226
18,409	0.000%, 7/01/43	No Opt. Call	BBB–	4,964,625
1,270	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	No Opt. Call	N/R	1,312,253
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C,
	5.000%, 2/01/37 – SYNCORA GTY Insured
	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C:
640	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (4)	696,710
845	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (4)	919,875
1,415	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (4)	1,543,058
2,505	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (4)	2,726,968
4,405	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	6/16 at 100.00	Baa1	4,543,097
	MediCorp Health System, Series 2006, 5.250%, 6/15/31
2,230	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	N/R (4)	2,258,834
	4.000%, 6/01/20 (Pre-refunded 6/01/15)
4,355	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	3,186,902
	Series 2007B1, 5.000%, 6/01/47
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
4,180	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,639,800
1,650	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,935,797
3,770	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,193,748
83,664	Total Virginia			73,615,171
	Washington – 2.5%
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	4,226,342
	Center, Series 2011A, 5.625%, 1/01/35
2,400	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3 (4)	2,991,576
	Series 2010, 5.375%, 12/01/33 (Pre-refunded 12/01/20)
12,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	13,936,077
	Series 2012A, 5.000%, 10/01/33
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,609,325
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	5,143,950
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
2,320	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	AA–	2,510,843
	Center, Series 2007B, 5.000%, 2/15/27 – NPFG Insured
6,165	Washington State, Federal Highway Grant Anticipation Revenue Bonds, Garvee – SR 520 Corridor	No Opt. Call	AA	6,339,346
	Program, Series 2013C, 5.000%, 9/01/15
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,100	0.000%, 6/01/29 – NPFG Insured	No Opt. Call	AA+	6,190,912
16,195	0.000%, 6/01/30 – NPFG Insured	No Opt. Call	AA+	10,661,007
59,460	Total Washington			54,609,378
	West Virginia – 0.2%
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	3,538,500
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 3.3%
4,000	Milwaukee, Wisconsin, General Obligation Bonds, Series 2011N-3, 5.000%, 5/15/16	No Opt. Call	AA	4,245,880
7,115	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Senior	11/19 at 100.00	AA+	8,141,481
	Credit Group, Series 2010E, 5.000%, 11/15/33
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/16 at 100.00	A–	1,046,120
	Series 2006A, 5.000%, 2/15/17
2,375	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	2,615,065
	Series 2012B, 5.000%, 2/15/40
4,390	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	4,928,785
	Series 2012, 5.000%, 6/01/39
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	12/18 at 100.00	N/R (4)	2,992,725
	Series 2009, 6.000%, 12/01/38 (Pre-refunded 12/01/18)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,
	Series 2011A:
3,500	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	4,459,455
5,000	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	6,445,750
6,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	8/22 at 100.00	AA	7,539,972
	Inc., Refunding 2012C, 5.000%, 8/15/32
10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/20 at 100.00	AA–	11,283,900
	Series 2010A, 5.000%, 6/01/30
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
2,490	5.750%, 5/01/33	5/19 at 100.00	AA–	2,941,337
8,945	6.250%, 5/01/37	5/19 at 100.00	AA–	10,783,555
2,620	Wisconsin State, General Obligation Bonds, Series 2012-1, 5.000%, 5/01/16	No Opt. Call	AA	2,778,300
60,535	Total Wisconsin			70,202,325
	Wyoming – 0.2%
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	2,380,116
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
1,850	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	2,217,891
3,885	Total Wyoming			4,598,007
$ 2,396,626	Total Municipal Bonds (cost $1,884,197,615)			2,112,516,638

Shares	Description (1)	Value
	COMMON STOCKS – 0.2%

	Airlines – 0.2%
107,183	American Airlines Group Inc. (8)	$ 5,260,542
	Total Common Stocks (cost $3,105,612)	5,260,542

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%
$ 841	Las Vegas Monorail Company, Senior Interest Bonds (7), (9)	5.500%	7/15/19	N/R	$ 151,382
224	Las Vegas Monorail Company, Senior Interest Bonds (7), (9)	3.000%	7/15/55	N/R	29,916
$ 1,065	Total Corporate Bonds (cost $95,463)				181,298
	Total Long-Term Investments (cost $1,887,398,690)				2,117,958,478
	Floating Rate Obligations – (0.7)%				(16,130,000)
	Other Assets Less Liabilities – 2.0%				42,988,962
	Net Assets – 100%				$ 2,144,817,440

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,112,291,386	$225,252	$2,112,516,638
Common Stocks	5,260,542	—	—	5,260,542
Corporate Bonds	—	—	181,298	181,298
Total	$5,260,542	$2,112,291,386	$406,550	$2,117,958,478

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $1,868,487,575.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$258,214,452
Depreciation	(24,873,671)
Net unrealized appreciation (depreciation) of investments	$233,340,781

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	On November 28, 2011, AMR Corp. (”AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015